Organization and nature of business (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2025	Sep. 30, 2025	Sep. 30, 2023
Issuance of ordinary shares for acquisition, amount		$ 10,000,000	$ 18,373,771
Pathenbot [Member]
Percentage of Ownership		100.00%
Tanmulai [Member]
Percentage of Ownership		100.00%
Ynong [Member]
Cash payable by entity		$ 6,365,348
Ordinary shares, value		$ 10,000,000
Issuance of ordinary shares for acquisition in exchange		4,500
Share Transfer Agreement [Member]
Description of agreement	CN Energy agreed to transfer 100% of its equity in Clean Energy Holdings Limited (“Energy Holdings”) to Asia Rubber Resources for a total purchase price of HKD10,000 (approximately $1,281)
Purchase Agreement [Member]
Description of agreement		pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns 90% of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business
Cash payable by entity		$ 6,365,348
Assigned Receivables		$ 24,548,022
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Ordinary shares, issued		50,000,000
Ordinary shares, value		$ 10,000,000
Ordinary shares, per share		$ 0.20
Issuance of ordinary shares for acquisition, amount		$ 24,548,022
Issuance of ordinary shares for acquisition, shares		50,000,000